Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,413.34
Total Fee Amount	1,413.34
Total Transaction Valuation	10,234,160.68
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A